Employee benefits - Remeasurement of net defined benefit liability recognized in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Balance at beginning of year	$ 3,142	$ 3,184
Balance at end of year	3,562	3,142
Defined Benefit Plan [Member]
IFRS Statement [Line Items]
Balance at beginning of year	(60)	129
Recognized during the period	176	(189)
Balance at end of year	$ 116	$ (60)